Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ (1,815,672)	$ (1,945,391)	$ (1,728,488)
Operating Income (Loss)	314,579	204,042	164,319
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	0	13,588	10,426
Operating Income (Loss)	0	0	0
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	13,588	10,426
Teekay LNG Liquefied Gas Carriers, Teekay Tankers Conventional Tankers [Member] | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	(13,541)	(11,107)
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	0	0	(345)
Operating Income (Loss)	(16,659)	(19,875)	(23,460)
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	(11,562)	(9,418)
Teekay Tankers | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 1,979	$ 1,689